Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2018
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	241,474	121,418	362,892

Income taxes:
Current	75,556	32,443	107,999
Deferred	(6,552)	(5,297)	(11,849)

	69,004	27,146	96,150

	Year ended December 31, 2017
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	276,149	77,735	353,884

Income taxes:
Current	80,225	35,402	115,627
Deferred	(7,453)	(10,150)	(17,603)

	72,772	25,252	98,024

	Year ended December 31, 2016
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	135,131	109,520	244,651

Income taxes:
Current	47,687	27,806	75,493
Deferred	4,126	3,062	7,188

	51,813	30,868	82,681

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 31%, 31% and 33% for the years ended December 31, 2018, 2017 and 2016, respectively.

The statutory income tax rate utilized for deferred tax assets and liabilities which are expected to be settled or realized in the future period is approximately 31%. The adjustments of deferred tax assets and liabilities for amendments to the Japanese tax regulations enacted on March 29, 2016 which have been reflected in income taxes in the consolidated statements of income for the years ended December 31, 2016 were ¥3,498 million.

The United States enacted tax reform legislation (the “Tax Reform Legislation”) on December 22, 2017. Due to the Tax Reform Legislation, the federal corporate income tax rate in the U.S. is reduced from 35% to 21% from the fiscal year commencing on January 1, 2018. The adjustment to deferred tax assets and liabilities for the tax rate change was tax benefit of ¥14,563 million for the year ended December 31, 2017. The impacts related to other changes from the Tax Reform Legislation are not material.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2018	2017	2016
Japanese statutory income tax rate	31.0%	31.0%	33.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes *	0.7	3.7	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.0)	(2.1)	(3.0)
Tax credit for research and development expenses	(3.4)	(4.8)	(3.0)
Change in valuation allowance	0.4	1.7	(0.8)
Effect of enacted changes in tax laws and rates on Japanese tax	—	—	1.4
Effect of enacted changes in U.S. tax laws	—	(3.6)	—
Other	0.8	1.8	5.4

Effective income tax rate	26.5%	27.7%	33.8%

*	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2018	2017
	(Millions of yen)
Other assets	160,541	150,854
Other noncurrent liabilities	(70,336)	(90,010)

	90,205	60,844

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are presented below:

	December 31
	2018	2017
	(Millions of yen)
Deferred tax assets:
Inventories	10,739	11,921
Accrued business tax	2,361	4,705
Accrued pension and severance cost	105,933	98,114
Research and development – costs capitalized for tax purposes	4,690	5,383
Property, plant and equipment	33,738	33,488
Accrued expenses	28,015	30,126
Net operating losses carried forward	28,549	29,006
Other	38,683	38,526

	252,708	251,269
Less valuation allowance	(30,734)	(30,783)

Total deferred tax assets	221,974	220,486
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(7,615)	(9,859)
Tax deductible reserve	(4,050)	(4,396)
Financing lease revenue	(26,441)	(38,287)
Intangible assets	(66,189)	(74,377)
Other	(27,474)	(32,723)

Total deferred tax liabilities	(131,769)	(159,642)

Net deferred tax assets	90,205	60,844

The net changes in the total valuation allowance were a decrease of ¥49 million, an increase of ¥4,096 million and a decrease of ¥6,244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the valuation allowance, at December 31, 2018.

At December 31, 2018, Canon had net operating losses which can be carried forward for income tax purposes of ¥186,114 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	5,854
After one year through five years	26,802
After five years through ten years	38,687
After ten years through twenty years	48,642
Indefinite period	66,129

Total	186,114

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥27,278 million for a portion of undistributed earnings of foreign subsidiaries of ¥1,001,310 million as of December 31, 2018 because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2018	2017	2016
	(Millions of yen)
Balance at beginning of year	10,282	7,318	6,056
Additions for tax positions of the current year	45	2,956	2,741
Additions for tax positions of prior years	178	250	—
Reductions for tax positions of prior years	(17)	(915)	(665)
Settlements with tax authorities	(1,286)	—	(370)
Other	(553)	673	(444)

Balance at end of year*	8,649	10,282	7,318

*

The total amounts of unrecognized tax benefits presented in other noncurrent liabilities in the consolidated balance sheets were offset by deferred tax assets in the amount of ¥2,043 million, ¥124 million and ¥32 million as of December 31, 2018, 2017 and 2016.

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, were ¥8,649 million and ¥10,282 million at December 31, 2018 and 2017, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax examination settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2018, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2018 and 2017, and interest and penalties included in income taxes for the years ended December 31, 2018, 2017 and 2016 were not significant.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2017 with few exceptions. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2017 with few exceptions. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2009 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2008 in some foreign tax jurisdictions.